Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 9—BUSINESS COMBINATIONS

On December 21, 2022, the Company’s newly formed wholly owned subsidiaries 1847 ICU Holdings Inc. (“1847 ICU”) and 1847 ICU Acquisition Sub Inc. entered into an agreement and plan of merger with ICU Eyewear and San Francisco Equity Partners, as the stockholder representative, which was amended on February 9, 2023.

On February 9, 2023, closing of the transactions contemplated by the agreement and plan of merger was completed. Pursuant to the agreement and plan of merger, 1847 ICU Acquisition Sub Inc. merged with and into ICU Eyewear, with ICU Eyewear surviving the merger as a wholly owned subsidiary of 1847 ICU. The merger consideration paid by 1847 ICU to the stockholders of ICU Eyewear consists of (i) $4,000,000 in cash, minus any unpaid debt of ICU Eyewear and certain transaction expenses, and (ii) 6% subordinated promissory notes in the aggregate principal amount of $500,000.

ICU Eyewear specializes in the sale and distribution of reading eyewear and sunglasses, blue light blocking eyewear, sun readers, and other outdoor specialty sunglasses, as well as select health and personal care items, including face masks. This transaction aligned with the Company’s acquisition strategy of targeting small businesses in various industries that the Company expects will face minimal threats of technological or competitive obsolescence, produce positive and stable earnings and cash flow, as well as achieve attractive returns on the Company’s invested capital.

The Company accounted for the acquisition using the acquisition method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). In accordance with ASC 805, the Company used its best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. Goodwill is measured as the excess of the purchase consideration over the fair value of the net tangible assets and identifiable assets acquired, or if the fair value of the net assets acquired exceeds the purchase consideration, a bargain purchase gain is recorded.

The preliminary fair value of the purchase consideration issued to the ICU Eyewear stockholders was allocated to the net tangible assets acquired. The preliminary fair value of the net assets acquired was $7,139,861, exceeding the purchase consideration, resulting in a bargain purchase gain of $2,639,861. For the three and nine months ended September 30, 2023, ICU Eyewear contributed revenue of $4,243,524 and $11,530,027, respectively. Additionally, for the same periods, ICU Eyewear reported a net loss of $743,236 and net income of $1,215,425, respectively, which are included in our condensed consolidated statements of operations for the respective periods.

The table below represents the estimated preliminary purchase price allocation to the net assets acquired:

Provisional purchase consideration at preliminary fair value:
Cash	$4,000,000
Notes payable	500,000
Amount of consideration	$4,500,000

Assets acquired and liabilities assumed at preliminary fair value
Cash	$329,113
Accounts receivable	1,922,052
Inventory	9,997,332
Prepaids and other current assets	79,777
Property and equipment	545,670
Other assets	74,800
Marketing related intangibles	308,000
Accounts payable and accrued expenses	(6,116,883)
Net tangible assets acquired	$7,139,861

Consideration paid	4,500,000
Preliminary gain on bargain purchase	$(2,639,861)

Pro Forma Information

The following unaudited pro forma results presented below include the effects of the ICU Eyewear acquisition as if it had been consummated as of January 1, 2022, with adjustments to give effect to pro forma events that are directly attributable to this acquisition.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenues	$18,777,921	$19,573,352	$55,648,535	$55,839,814
Net loss	(5,859,072)	(4,778,614)	(8,801,137)	(5,630,467)
Net loss attributable to common shareholders	(5,981,334)	(13,746,054)	(11,356,133)	(14,884,009)
Loss per share attributable to common shareholders – basic and diluted	$(12.04)	$(422.04)	$(56.12)	$(705.68)

These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations would have been if the acquisitions had occurred at the beginning of the period presented, nor are they indicative of future results of operations.

NOTE 11—BUSINESS COMBINATIONS

Wolo

On December 22, 2020, the Company 1847 Wolo entered into a stock purchase agreement with Wolo and the Wolo Sellers, pursuant to which 1847 Wolo agreed to acquire all of the issued and outstanding capital stock of Wolo.

On March 30, 2021, the Company, 1847 Wolo, Wolo and the Wolo Sellers entered into amendment No. 1 to the stock purchase agreement and closing of the acquisition of all of the issued and outstanding capital stock of Wolo was completed (the “Wolo Acquisition”).

The aggregate purchase price was $8,344,056, consisting of (i) $6,550,000 in cash, (ii) a 6% secured promissory note in the aggregate principal amount of $850,000 and (iii) cash paid to seller, net of working capital adjustment, of $944,056.

The Company accounted for the Wolo Acquisition using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. In accordance with ASC 805, the Company assigned fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date.

The fair value of the purchase consideration issued to the Wolo Sellers was allocated to the net tangible assets acquired. The fair value of the net assets acquired was approximately $6,606,403. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The table below shows an analysis for the Wolo Acquisition:

Purchase consideration at fair value:
Notes payable	$850,000
Cash	6,550,000
Net cash paid to Seller (post-closing)	944,056
Amount of consideration	$8,344,056

Assets acquired and liabilities assumed at fair value
Cash	$1,171,655
Accounts receivable	1,860,107
Inventory	1,944,929
Customer related intangibles	233,000
Marketing related intangibles	992,000
Technology related intangibles	623,000
Other current assets	218,154
Deferred tax liability	(325,000)
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	$6,606,403

Total net assets acquired	$6,606,403
Consideration paid	8,344,056
Goodwill	$1,737,653

High Mountain and Innovative Cabinets

On September 23, 2021, 1847 Cabinet entered into a securities purchase agreement with High Mountain, Innovative Cabinets and the H&I Sellers, which was amended on October 6, 2021, pursuant to which 1847 Cabinet agreed to acquire all of the issued and outstanding capital stock or other equity securities of High Mountain and Innovative Cabinets. On October 8, 2021, closing of the acquisition was completed (the “H&I Acquisition”).

The purchase price was $15,441,173 (subject to adjustment), consisting of (i) $10,687,500 in cash (subject to adjustment) and (ii) the issuance by 1847 Cabinet of 6% subordinated convertible promissory notes in the amount of $4,753,673 consisting of an aggregate principal amount of $5,880,345, net of debt discount of $1,126,672.

The Company accounted for the H&I Acquisition using the acquisition method of accounting in accordance with ASC 805. In accordance with ASC 805, the Company assigned fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date.

The fair value of the purchase consideration issued to the H&I Sellers was allocated to the net tangible assets acquired. The fair value of the net assets acquired was approximately $3,716,376. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The table below shows an analysis for the H&I Acquisition:

Purchase consideration at fair value:
Cash	$10,687,500
Notes payable, net of debt discount	4,753,673
Amount of consideration	$15,441,173

Assets acquired and liabilities assumed at fair value
Cash	$208,552
Accounts receivable	1,042,194
Inventory	1,848,729
Contract assets	367,177
Other current assets	80,771
Marketing intangible	1,610,000
Customer intangible	4,843,000
Property and equipment	610,882
Operating lease assets	831,951
Other assets	-
Accounts payable and accrued expenses	(1,207,424)
Contract liabilities	(3,770,081)
Deferred tax liabilities	(1,670,000)
Lease liabilities	(856,377)
Financing leases	(18,600)
Loans payable	(204,399)
Net tangible assets acquired	$3,716,375

Total net assets acquired	$3,716,375
Consideration paid	15,441,173
Preliminary goodwill	$11,724,798

The estimated useful life remaining on the property and equipment acquired in the Wolo and H&I acquisitions is 3 to 7 years.

For the years ended December 31, 2022 and 2021, Wolo contributed revenue of $6,489,088 and $5,716,031, respectively, and net loss from continuing operations of $1,307,085 and $1,476,272, respectively, which are included in the consolidated statements of operations for the years ended December 31, 2022 and 2021.

For the years ended December 31, 2022 and 2021, High Mountain and Innovative Cabinets contributed combined revenue of $25,817,012 and $6,766,540, respectively, and combined net loss from continuing operations of $5,121,056 and combined net income from continuing operations $276,743, respectively, which are included in the consolidated statements of operations for the years ended December 31, 2022 and 2021.

Pro Forma Information

The following unaudited pro forma results presented below include the effects of the Wolo and H&I acquisitions as if they had been consummated as of January 1, 2021, with adjustments to give effect to pro forma events that are directly attributable to the acquisitions.

	Years Ended December 31,
	2022	2021
Revenues	$48,929,124	$51,589,004
Net loss	(10,801,913)	(4,445,617)
Net loss attributable to common shareholders	(20,071,529)	(6,540,284)
Loss per share attributable to common shareholders:
Basic	$(836.00)	$(551.00)
Diluted	$(836.00)	$(551.00)

These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations would have been if the acquisitions had occurred at the beginning of the period presented, nor are they indicative of future results of operations.